Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
- Mandatorily measured at fair value through profit or loss	€ 44,305	€ 41,600
Trading Equity Securities [Member]
Disclosure of fair value measurement of assets [line items]
- Mandatorily measured at fair value through profit or loss	228	159
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
- Mandatorily measured at fair value through profit or loss	787	733
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
- Mandatorily measured at fair value through profit or loss	€ 43,290	€ 40,708